Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net Income	$ 1,498,000	$ 1,271,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for Loan Losses	292,000	320,000
Depreciation expense	184,000	182,000
Amortization of other intangible	20,000
Net amortization of securities premiums	19,000	1,000
Accretion of deferred loan fees and costs, net	(324,000)	(327,000)
Deferred income taxes	(185,000)	(38,000)
Stock-based compensation expense	300,000	294,000
Realized loss on sale of investment securities available for sale		75,000
Net gain on the sale of residential mortgage loans	(1,636,000)	(1,346,000)
Gain on the sale of SBA loans	(108,000)	(25,000)
Net loss on sale and write-downs of other real estate owned	193,000	4,000
Increase in the cash surrender value of bank-owned life insurance	(90,000)	(89,000)
Changes in assets and liabilities which provided (used) cash:
Loans held for sale-originations	(64,262,000)	(52,728,000)
Loans held for sale-proceeds	66,250,000	51,566,000
Accrued interest receivable	121,000	(195,000)
Prepaid expenses and other assets	(76,000)	(104,000)
Accrued interest payable	19,000	15,000
Accrued expenses and other liabilities	93,000	(42,000)
Net Cash Provided by (Used in) Operating Activities	2,308,000	(1,166,000)
Investing Activities
Net decrease in investment in interest-earning time deposits	38,000	524,000
Purchase of investment securities available for sale	(7,833,000)	(3,073,000)
Principal repayments on investment securities available for sale	1,225,000	13,000
Proceeds from the sale of securities available for sale		1,721,000
Net increase in loans receivable	(33,362,000)	(21,240,000)
Net increase in investment in Federal Home Loan Bank stock	(95,000)	(91,000)
Proceeds from the sale of other real estate owned	1,076,000	160,000
Capitalized expenditures on other real estate owned	(294,000)	(165,000)
Purchase of property and equipment	(80,000)	(377,000)
Purchase of insurance agency	(1,000,000)
Net Cash Used in Investing Activities	(40,325,000)	(22,528,000)
Financing Activities
Net increase in demand deposits and savings accounts	6,501,000	5,367,000
Net increase in certificate accounts	21,277,000	19,457,000
Proceeds from Federal Home Loan Bank short-term borrowings	2,000,000	1,000,000
Repayment of Federal Home Loan Bank short-term borrowings	(1,000,000)	(2,000,000)
Proceeds from Federal Home Loan Bank long-term borrowings	2,000,000	3,000,000
Repayment of Federal Home Loan Bank long-term borrowings	(1,000,000)
Dividends paid	(283,000)	(239,000)
Purchase of treasury stock	(17,000)	(10,000)
Proceeds from the reissuance of treasury stock	92,000	54,000
Proceeds from the exercise of stock options	190,000	67,000
Increase in advances from borrowers for taxes and insurance	351,000	267,000
Net Cash Provided by Financing Activities	30,111,000	26,963,000
Net (Decrease) Increase in Cash and Cash Equivalents	(7,906,000)	3,269,000
Cash and Cash Equivalents-Beginning of Year	17,206,000	13,937,000
Cash and Cash Equivalents-End of Year	9,300,000	17,206,000
Supplementary Disclosure of Cash Flow and Non-Cash Information:
Cash payments for interest	2,546,000	2,076,000
Cash payments for income taxes	794,000	843,000
Transfer of loans to other real estate owned		$ 1,298,000